1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 10.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.5%

AT&T, Inc.	119,702	$3,540,785

CenturyLink, Inc.	17,685	170,660

GCI Liberty, Inc., Class A*	1,761	138,045

Verizon Communications, Inc.	69,600	4,000,608

		$7,850,098

ENTERTAINMENT – 2.1%

Activision Blizzard, Inc.	12,970	1,071,711

Electronic Arts, Inc.*	4,810	681,192

Liberty Media Corp. – Liberty Formula One, Class A*	105	3,474

Liberty Media Corp. – Liberty Formula One, Class C*	3,085	109,332

Lions Gate Entertainment Corp., Class B*	2,400	17,064

Live Nation Entertainment, Inc.*	2,670	124,983

Madison Square Garden Entertainment Corp.*	329	23,313

Madison Square Garden Sports Corp.*	29	4,457

Netflix, Inc.*	7,200	3,519,936

Roku, Inc.*	1,700	263,313

Spotify Technology SA*	2,200	567,204

Take-Two Interactive Software, Inc.*	1,800	295,236

Walt Disney Co. (The)	30,333	3,547,141

World Wrestling Entertainment, Inc., Class A	1,000	46,610

Zynga, Inc., Class A*	14,200	139,586

		$10,414,552

INTERACTIVE MEDIA & SERVICES – 5.2%

Alphabet, Inc., Class A*	5,095	7,581,105

Alphabet, Inc., Class C*	4,979	7,383,658

Facebook, Inc., Class A*	40,380	10,243,195

IAC/InterActiveCorp*	1,300	172,146

Match Group, Inc.*	3,842	394,573

Pinterest, Inc., Class A*	6,593	226,074

TripAdvisor, Inc.	1,300	26,299

Twitter, Inc.*	12,810	466,284

Zillow Group, Inc., Class A*	1,300	88,517

Zillow Group, Inc., Class C*	2,145	146,697

		$26,728,548

MEDIA – 1.4%

Altice USA, Inc., Class A*	5,100	137,649

Description	Number of Shares	Value

Cable One, Inc.	140	$255,158

Charter Communications, Inc., Class A*	2,502	1,451,160

Comcast Corp., Class A	76,200	3,261,360

Discovery, Inc., Class A#,*	4,100	86,510

Discovery, Inc., Class C*	4,900	92,855

DISH Network Corp., Class A*	4,796	154,000

Fox Corp., Class A	5,476	141,117

Fox Corp., Class B	2,300	59,271

Interpublic Group of Cos., Inc. (The)	6,218	112,235

John Wiley & Sons, Inc., Class A	200	6,766

Liberty Broadband Corp., Class A*	735	99,232

Liberty Broadband Corp., Class C*	1,771	243,105

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,043	36,286

Liberty Media Corp. – Liberty SiriusXM, Class C*	3,786	132,472

New York Times Co. (The), Class A	2,600	119,964

News Corp., Class A	6,857	87,221

News Corp., Class B	1,448	18,476

Nexstar Media Group, Inc., Class A	650	56,973

Omnicom Group, Inc.	3,490	187,518

Sirius XM Holdings, Inc.	24,540	144,295

ViacomCBS, Inc., Class A	300	8,322

ViacomCBS, Inc., Class B	9,846	256,685

		$7,148,630

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Telephone & Data Systems, Inc.	1,550	30,101

T-Mobile US, Inc.*	8,969	963,091

		$993,192

TOTAL COMMUNICATION SERVICES		$53,135,020

CONSUMER DISCRETIONARY – 11.8%

AUTO COMPONENTS – 0.1%

Aptiv PLC	4,450	345,987

BorgWarner, Inc.	4,380	160,308

Gentex Corp.	4,680	126,313

Lear Corp.	1,000	110,380

		$742,988

AUTOMOBILES – 0.9%

Ford Motor Co.	64,100	423,701

General Motors Co.	21,100	525,179

Harley-Davidson, Inc.	3,070	79,912

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tesla, Inc.*	2,518	$3,602,654

Thor Industries, Inc.	900	102,591

		$4,734,037

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,320	209,148

LKQ Corp.*	4,618	130,181

Pool Corp.	700	221,690

		$561,019

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	933	100,055

Chegg, Inc.*	1,976	159,997

frontdoor, Inc.*	1,100	46,195

Graham Holdings Co., Class B	40	15,935

Grand Canyon Education, Inc.*	700	62,118

H&R Block, Inc.	2,500	36,250

Service Corp. International	2,670	115,771

ServiceMaster Global Holdings, Inc.*	2,318	94,783

		$631,104

HOTELS, RESTAURANTS & LEISURE – 1.6%

Aramark	3,333	70,393

Carnival Corp.#	9,300	129,084

Chipotle Mexican Grill, Inc.*	500	577,580

Choice Hotels International, Inc.	910	76,476

Darden Restaurants, Inc.	2,100	159,390

Domino’s Pizza, Inc.	700	270,627

Dunkin’ Brands Group, Inc.	1,300	89,349

Extended Stay America, Inc.	2,600	29,666

Hilton Worldwide Holdings, Inc.	4,553	341,703

Hyatt Hotels Corp., Class A	1,400	67,200

Las Vegas Sands Corp.	5,420	236,529

Marriott International, Inc., Class A	4,436	371,848

McDonald’s Corp.	12,549	2,438,020

MGM Resorts International	10,310	165,888

Norwegian Cruise Line Holdings Ltd.#,*	3,600	49,104

Planet Fitness, Inc., Class A*	1,178	61,492

Restaurant Brands International LP	47	2,674

Royal Caribbean Cruises Ltd.	3,380	164,640

Six Flags Entertainment Corp.	2,100	36,519

Starbucks Corp.	19,590	1,499,223

Vail Resorts, Inc.	628	120,595

Wendy’s Co. (The)	2,515	58,298

Wyndham Destinations, Inc.	1,160	30,856

Wyndham Hotels & Resorts, Inc.	1,860	82,138

Wynn Resorts Ltd.	1,568	113,570

Description	Number of Shares	Value

Yum China Holdings, Inc.	5,950	$304,878

Yum! Brands, Inc.	5,150	468,907

		$8,016,647

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	5,470	361,895

Garmin Ltd.	2,490	245,489

Leggett & Platt, Inc.	2,070	82,986

Lennar Corp., Class A	4,410	319,064

Lennar Corp., Class B	76	4,094

Mohawk Industries, Inc.*	855	68,272

Newell Brands, Inc.	5,769	94,612

NVR, Inc.*	150	589,523

PulteGroup, Inc.	5,190	226,284

Tempur Sealy International, Inc.*	1,000	80,950

Toll Brothers, Inc.	2,450	93,590

Whirlpool Corp.	985	160,673

		$2,327,432

INTERNET & CATALOG RETAIL – 5.0%

Amazon.com, Inc.*	7,160	22,659,109

Booking Holdings, Inc.*	730	1,213,355

eBay, Inc.	11,090	613,055

Etsy, Inc.*	1,900	224,922

Expedia Group, Inc.	2,352	190,536

GrubHub, Inc.*	1,610	116,306

Qurate Retail, Inc., Class A*	5,900	64,369

Wayfair, Inc., Class A#,*	1,048	278,862

		$25,360,514

LEISURE EQUIPMENT & PRODUCTS – 0.1%

Brunswick Corp.	1,100	73,678

Hasbro, Inc.	2,390	173,896

Mattel, Inc.*	5,050	56,106

Polaris, Inc.	900	93,267

		$396,947

MULTILINE RETAIL – 0.5%

Dollar General Corp.	4,300	818,720

Dollar Tree, Inc.*	3,862	360,518

Kohl’s Corp.	2,110	40,174

Nordstrom, Inc.#	1,780	24,368

Ollie’s Bargain Outlet Holdings, Inc.*	873	91,752

Target Corp.	8,360	1,052,357

		$2,387,889

SPECIALTY RETAIL – 2.3%

Advance Auto Parts, Inc.	1,250	187,675

AutoNation, Inc.*	830	42,612

AutoZone, Inc.*	460	555,413

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Best Buy Co., Inc.	3,880	$386,409

Burlington Stores, Inc.*	1,100	206,800

CarMax, Inc.*	2,700	261,819

Carvana Co.#,*	800	123,960

Dick’s Sporting Goods, Inc.#	800	36,496

Five Below, Inc.*	878	95,623

Floor & Decor Holdings, Inc., Class A*	1,110	73,149

Foot Locker, Inc.	1,610	47,318

Gap, Inc. (The)	3,450	46,127

Home Depot, Inc. (The)	17,950	4,765,546

L Brands, Inc.	4,310	105,207

Lowe’s Cos., Inc.	12,600	1,876,266

O’Reilly Automotive, Inc.*	1,200	572,856

Ross Stores, Inc.	5,940	532,640

Tiffany & Co.	2,150	269,524

TJX Cos., Inc. (The)	19,980	1,038,760

Tractor Supply Co.	1,900	271,206

Ulta Beauty, Inc.*	900	173,691

Williams-Sonoma, Inc.	1,110	96,703

		$11,765,800

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Capri Holdings Ltd*	2,000	29,960

Carter’s, Inc.	900	70,848

Columbia Sportswear Co.	468	35,493

Hanesbrands, Inc.	5,200	73,476

Lululemon Athletica, Inc.*	1,900	618,621

NIKE, Inc., Class B	20,340	1,985,387

PVH Corp.	970	47,200

Ralph Lauren Corp.	735	52,406

Skechers USA, Inc., Class A*	1,843	53,963

Tapestry, Inc.	3,480	46,493

Under Armour, Inc., Class A#,*	1,778	18,705

VF Corp.	5,350	322,926

		$3,355,478

TOTAL CONSUMER DISCRETIONARY		$60,279,855

CONSUMER STAPLES – 6.5%

BEVERAGES – 1.5%

Brown-Forman Corp., Class A	900	56,916

Brown-Forman Corp., Class B	3,025	209,754

Coca-Cola Co. (The)	65,100	3,075,324

Constellation Brands, Inc., Class A	2,700	481,140

Keurig Dr. Pepper, Inc.	5,400	165,186

Molson Coors Beverage Co., Class B	2,600	97,552

Monster Beverage Corp.*	6,100	478,728

PepsiCo., Inc.	23,000	3,166,180

		$7,730,780

Description	Number of Shares	Value

FOOD & STAPLES RETAILING – 1.4%

Casey’s General Stores, Inc.	535	$85,167

Costco Wholesale Corp.	7,300	2,376,369

Grocery Outlet Holding Corp.*	1,100	48,389

Kroger Co. (The)	12,900	448,791

Sprouts Farmers Market, Inc.*	2,600	68,588

Sysco Corp.	8,200	433,370

U.S. Foods Holding Corp.*	3,750	76,125

Walgreens Boots Alliance, Inc.	12,200	496,662

Walmart, Inc.	23,100	2,989,140

		$7,022,601

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	9,100	389,753

Beyond Meat, Inc.#,*	900	113,310

Bunge Ltd.	2,095	91,007

Campbell Soup Co.	2,800	138,796

Conagra Brands, Inc.	8,100	303,345

Flowers Foods, Inc.	2,800	63,700

General Mills, Inc.	10,200	645,354

Hain Celestial Group, Inc. (The)*	1,200	40,776

Hershey Co. (The)	2,500	363,525

Hormel Foods Corp.	4,600	233,956

Ingredion, Inc.	1,100	95,150

J.M. Smucker Co. (The)	1,800	196,830

Kellogg Co.	4,100	282,859

Kraft Heinz Co. (The)	10,900	374,742

Lamb Weston Holdings, Inc.	2,700	162,216

McCormick & Co., Inc.	2,100	409,290

Mondelez International, Inc., Class A	24,000	1,331,760

Post Holdings, Inc.*	1,038	92,112

TreeHouse Foods, Inc.*	1,200	52,584

Tyson Foods, Inc., Class A	4,700	288,815

		$5,669,880

HOUSEHOLD PRODUCTS – 1.6%

Church & Dwight Co., Inc.	4,300	414,219

Clorox Co. (The)	2,100	496,671

Colgate-Palmolive Co.	14,200	1,096,240

Energizer Holdings, Inc.#	1,400	70,182

Kimberly-Clark Corp.	5,700	866,628

Procter & Gamble Co. (The)	40,400	5,297,248

		$8,241,188

PERSONAL PRODUCTS – 0.2%

Coty, Inc., Class A	4,740	17,585

Estee Lauder Cos., Inc., Class A (The)	3,700	730,898

Herbalife Nutrition Ltd.*	1,800	92,232

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Nu Skin Enterprises, Inc., Class A	900	$40,365

		$881,080

TOBACCO – 0.7%

Altria Group, Inc.	31,800	1,308,570

Philip Morris International, Inc.	26,300	2,020,103

		$3,328,673

TOTAL CONSUMER STAPLES		$32,874,202

ENERGY – 2.3%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	10,300	159,547

ChampionX Corp.*	1,080	10,271

Halliburton Co.	14,113	202,239

Helmerich & Payne, Inc.	1,260	22,466

National Oilwell Varco, Inc.	4,848	55,800

Schlumberger Ltd.	23,146	419,868

		$870,191

OIL, GAS & CONSUMABLE FUELS – 2.1%

Antero Midstream Corp.#	6,200	35,154

Apache Corp.	5,340	81,969

Cabot Oil & Gas Corp.	6,000	112,200

Cheniere Energy, Inc.*	3,830	189,508

Chevron Corp.	31,220	2,620,607

Cimarex Energy Co.	1,650	40,359

Concho Resources, Inc.	3,100	162,874

ConocoPhillips	17,460	652,829

Continental Resources, Inc.#	1,115	19,278

Devon Energy Corp.	6,585	69,077

Diamondback Energy, Inc.	2,897	115,474

EOG Resources, Inc.	9,980	467,563

EQT Corp.	4,300	62,436

Equitrans Midstream Corp.	5,500	53,075

Exxon Mobil Corp.	69,993	2,945,305

Hess Corp.	4,490	220,953

HollyFrontier Corp.	2,740	75,350

Kinder Morgan, Inc.	33,355	470,306

Marathon Oil Corp.	14,600	80,154

Marathon Petroleum Corp.	11,200	427,840

Murphy Oil Corp.	1,700	22,457

Noble Energy, Inc.	5,475	54,695

Occidental Petroleum Corp.	13,160	207,138

ONEOK, Inc.	7,160	199,836

Parsley Energy, Inc., Class A	3,800	41,724

Phillips 66	7,290	452,126

Pioneer Natural Resources Co.	2,750	266,530

Targa Resources Corp.	4,500	82,260

Valero Energy Corp.	6,920	389,112

Description	Number of Shares	Value

Williams Cos., Inc. (The)	20,370	$389,678

WPX Energy, Inc.*	5,617	33,533

		$11,041,400

TOTAL ENERGY		$11,911,591

FINANCIALS – 9.9%

CAPITAL MARKETS – 2.6%

Affiliated Managers Group, Inc.	870	59,847

Ameriprise Financial, Inc.	2,040	313,405

Apollo Global Management, Inc.	2,762	135,614

Ares Management Corp., Class A	400	15,976

Bank of New York Mellon Corp. (The)	13,420	481,107

BlackRock, Inc.	2,460	1,414,525

Carlyle Group, Inc. (The)	300	8,541

Cboe Global Markets, Inc.	2,000	175,400

Charles Schwab Corp. (The)	20,150	667,972

CME Group, Inc.	6,000	997,080

E*TRADE Financial Corp.	4,600	233,542

Eaton Vance Corp.	1,723	62,269

FactSet Research Systems, Inc.	640	221,632

Franklin Resources, Inc.	4,020	84,621

Goldman Sachs Group, Inc. (The)	5,740	1,136,290

Interactive Brokers Group, Inc., Class A	998	49,501

Intercontinental Exchange, Inc.	9,090	879,730

Invesco Ltd.	5,370	53,915

KKR & Co., Inc.#	8,834	312,459

Lazard Ltd., Class A	1,600	46,912

Legg Mason, Inc.	1,285	64,237

LPL Financial Holdings, Inc.	1,500	118,530

MarketAxess Holdings, Inc.	600	310,020

Moody’s Corp.	2,740	770,762

Morgan Stanley	18,646	911,416

Morningstar, Inc.	300	50,412

MSCI, Inc.	1,420	533,892

Nasdaq, Inc.	1,930	253,428

Northern Trust Corp.	3,180	249,153

Raymond James Financial, Inc.	2,710	188,291

S&P Global, Inc.	4,090	1,432,522

SEI Investments Co.	1,840	96,287

State Street Corp.	6,070	387,205

T. Rowe Price Group, Inc.	3,880	535,828

TD Ameritrade Holding Corp.	4,250	152,532

Tradeweb Markets, Inc., Class A	1,200	64,884

Virtu Financial, Inc., Class A	900	22,320

		$13,492,057

COMMERCIAL BANKS – 1.1%

Associated Banc-Corp.	3,985	51,167

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Bank of Hawaii Corp.	670	$37,942

Bank OZK	1,700	40,885

BOK Financial Corp.	320	17,824

Citizens Financial Group, Inc.	8,650	214,607

Commerce Bancshares, Inc.	1,477	84,573

Cullen/Frost Bankers, Inc.	840	60,530

East West Bancorp, Inc.	2,523	87,447

Fifth Third Bancorp	13,750	273,075

First Citizens BancShares, Inc., Class A	100	42,587

First Horizon National Corp.	7,734	71,694

First Republic Bank	3,000	337,440

FNB Corp.	3,550	26,306

Huntington Bancshares, Inc.	16,541	153,335

KeyCorp	15,844	190,286

M&T BankCorp.§	1,610	170,580

PacWest Bancorp	1,239	22,643

People’s United Financial, Inc.	6,050	65,280

Pinnacle Financial Partners, Inc.	1,150	45,563

PNC Financial Services Group, Inc. (The)	6,960	742,423

Popular, Inc.	1,238	45,942

Prosperity Bancshares, Inc.	1,373	76,284

Regions Financial Corp.	17,956	195,002

Signature Bank	1,000	102,530

SVB Financial Group*	900	201,843

Synovus Financial Corp.	2,144	43,202

TCF Financial Corp.	2,433	66,883

Truist Financial Corp.	22,407	839,366

U.S. Bancorp	23,170	853,583

Webster Financial Corp.	1,350	36,814

Western Alliance Bancorp	1,545	55,543

Wintrust Financial Corp.	850	36,380

Zions Bancorp NA	3,590	116,567

		$5,406,126

CONSUMER FINANCE – 0.5%

Ally Financial, Inc.	5,863	117,846

American Express Co.	10,740	1,002,257

Capital One Financial Corp.	7,900	504,020

Credit Acceptance Corp.#,*	150	70,191

Discover Financial Services	5,380	265,933

LendingTree, Inc.#,*	100	34,629

OneMain Holdings, Inc.	900	25,830

Santander Consumer USA Holdings, Inc.#	550	10,098

SLM Corp.	5,760	38,995

Synchrony Financial	9,500	210,235

		$2,280,034

DIVERSIFIED FINANCIAL SERVICES – 3.5%

Bank of America Corp.	128,250	3,190,860

Description	Number of Shares	Value

Berkshire Hathaway, Inc., Class B*	32,596	$6,381,645

Citigroup, Inc.	34,382	1,719,444

Comerica, Inc.	2,130	82,048

Equitable Holdings, Inc.	6,293	128,755

Jefferies Financial Group, Inc.	3,048	49,378

JPMorgan Chase & Co.	50,620	4,891,917

Voya Financial, Inc.	1,930	95,342

Wells Fargo & Co.	61,875	1,501,087

		$18,040,476

INSURANCE – 2.1%

Aflac, Inc.	11,500	409,055

Alleghany Corp.	276	144,160

Allstate Corp. (The)	5,080	479,501

American Financial Group, Inc.	1,600	97,232

American International Group, Inc.	13,980	449,317

Aon PLC, Class A	3,900	800,358

Arch Capital Group Ltd.*	6,170	189,727

Arthur J. Gallagher & Co.	3,180	341,818

Assurant, Inc.	1,130	121,441

Assured Guaranty Ltd.	1,550	33,836

Athene Holding Ltd., Class A*	2,010	64,822

Axis Capital Holdings Ltd.	1,080	43,330

Brighthouse Financial, Inc.*	2,200	62,348

Brown & Brown, Inc.	3,740	170,058

Chubb Ltd.	7,447	947,556

Cincinnati Financial Corp.	2,406	187,500

CNA Financial Corp.	150	4,995

Erie Indemnity Co., Class A	370	77,744

Everest Re Group Ltd.	670	146,589

Fidelity National Financial, Inc.	5,341	172,835

First American Financial Corp.	1,628	83,044

Globe Life, Inc.	1,743	138,743

Hanover Insurance Group, Inc. (The)	600	61,128

Hartford Financial Services Group, Inc. (The)	5,890	249,265

Kemper Corp.	928	72,867

Lincoln National Corp.	3,258	121,426

Loews Corp.	5,050	183,871

Markel Corp.*	280	292,471

Marsh & McLennan Cos., Inc.	8,490	989,934

MetLife, Inc.	12,451	471,270

Old Republic International Corp.	4,168	66,980

Primerica, Inc.	573	68,565

Principal Financial Group, Inc.	4,490	190,511

Progressive Corp. (The)	9,630	869,974

Prudential Financial, Inc.	6,430	407,469

Reinsurance Group of America, Inc.	990	84,398

RenaissanceRe Holdings Ltd.	778	140,336

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Travelers Cos., Inc. (The)	4,180	$478,276

Unum Group	6,010	103,552

W.R. Berkley Corp.	2,670	164,873

White Mountains Insurance Group Ltd.	60	52,808

Willis Towers Watson PLC	2,200	462,022

		$10,698,005

MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%

AGNC Investment Corp.	8,585	116,756

Annaly Capital Management, Inc.	22,680	168,059

New Residential Investment Corp.	5,600	44,408

Starwood Property Trust, Inc.	3,718	55,584

		$384,807

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	42,177

New York Community Bancorp, Inc.	6,283	66,160

TFS Financial Corp.	305	4,416

		$112,753

TOTAL FINANCIALS		$50,414,258

HEALTH CARE – 14.4%

BIOTECHNOLOGY – 2.6%

AbbVie, Inc.	29,261	2,777,162

ACADIA Pharmaceuticals, Inc.*	400	16,628

Acceleron Pharma, Inc.*	800	79,336

Agios Pharmaceuticals, Inc.*	1,050	47,586

Alexion Pharmaceuticals, Inc.*	3,690	378,188

Alkermes PLC*	2,650	47,726

Alnylam Pharmaceuticals, Inc.*	1,900	276,944

Amgen, Inc.	9,864	2,413,425

Biogen, Inc.*	2,700	741,663

BioMarin Pharmaceutical, Inc.*	3,200	383,392

Bluebird Bio, Inc.*	1,100	66,770

Exact Sciences Corp.*	2,500	236,875

Exelixis, Inc.*	5,500	126,995

Gilead Sciences, Inc.	20,944	1,456,236

Global Blood Therapeutics, Inc.*	900	60,732

Immunomedics, Inc.*	3,252	137,332

Incyte Corp.*	2,960	292,330

Ionis Pharmaceuticals, Inc.*	2,300	132,388

Iovance Biotherapeutics, Inc.*	1,900	55,233

Moderna, Inc.#, *	4,500	333,450

Neurocrine Biosciences, Inc.*	1,500	180,540

Regeneron Pharmaceuticals, Inc.*	1,600	1,011,312

Sage Therapeutics, Inc.*	950	43,291

Sarepta Therapeutics, Inc.*	1,215	186,527

Seattle Genetics, Inc.*	2,100	349,167

Description	Number of Shares	Value

United Therapeutics Corp.*	640	$71,341

Vertex Pharmaceuticals, Inc.*	4,343	1,181,296

		$13,083,865

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%

Abbott Laboratories	28,945	2,913,025

ABIOMED, Inc.*	800	239,952

Align Technology, Inc.*	1,360	399,595

Baxter International, Inc.	8,430	728,183

Becton Dickinson and Co.	4,534	1,275,596

Boston Scientific Corp.*	24,200	933,394

Cooper Cos., Inc. (The)	850	240,491

Danaher Corp.	10,480	2,135,824

DENTSPLY SIRONA, Inc.	3,779	168,543

DexCom, Inc.*	1,600	696,864

Edwards Lifesciences Corp.*	10,216	801,037

Envista Holdings Corp.*	2,250	49,208

Hill-Rom Holdings, Inc.	1,260	122,497

Hologic, Inc.*	4,540	316,801

ICU Medical, Inc.*	300	55,119

IDEXX Laboratories, Inc.*	1,380	548,895

Insulet Corp.*	1,100	223,696

Integra LifeSciences Holdings Corp.*	1,048	50,042

Intuitive Surgical, Inc.*	2,000	1,370,880

Masimo Corp.*	800	176,096

Medtronic PLC	22,426	2,163,660

Novocure Ltd.*	1,600	121,264

Penumbra, Inc.*	500	110,955

Quidel Corp.*	668	188,690

ResMed, Inc.	2,420	490,074

STERIS PLC	1,400	223,482

Stryker Corp.	6,000	1,159,800

Tandem Diabetes Care, Inc.*	900	94,014

Teleflex, Inc.	860	320,866

Varian Medical Systems, Inc.*	1,850	264,032

West Pharmaceutical Services, Inc.	1,300	349,531

Zimmer Biomet Holdings, Inc.	3,510	473,359

		$19,405,465

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.*	1,100	32,791

AmerisourceBergen Corp.	2,470	247,469

Anthem, Inc.	4,210	1,152,698

Cardinal Health, Inc.	4,820	263,268

Centene Corp.*	9,730	634,883

Chemed Corp.	300	147,657

Cigna Corp.	6,192	1,069,296

CVS Health Corp.	21,771	1,370,267

DaVita, Inc.*	1,288	112,558

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Encompass Health Corp.	1,480	$100,758

Guardant Health, Inc.*	1,135	96,679

HCA Healthcare, Inc.	4,500	569,880

Henry Schein, Inc.*	2,720	186,946

Humana, Inc.	2,230	875,164

Laboratory Corp. of America Holdings*	1,857	358,252

McKesson Corp.	2,700	405,432

Molina Healthcare, Inc.*	1,000	184,700

Premier, Inc., Class A*	700	24,479

Quest Diagnostics, Inc.	2,450	311,322

UnitedHealth Group, Inc.	15,820	4,789,980

Universal Health Services, Inc., Class B	1,180	129,682

		$13,064,161

HEALTH CARE TECHNOLOGY – 0.3%

Cerner Corp.	4,940	343,083

Change Healthcare, Inc.*	3,200	37,312

Livongo Health, Inc.#, *	900	114,525

Teladoc Health, Inc.*	1,295	307,731

Veeva Systems, Inc., Class A*	2,320	613,802

		$1,416,453

LIFE SCIENCES TOOLS & SERVICES – 1.3%

10X Genomics, Inc., Class A*	800	78,696

Adaptive Biotechnologies Corp.*	1,300	48,516

Agilent Technologies, Inc.	5,490	528,852

Avantor, Inc.*	6,545	144,514

Bio-Rad Laboratories, Inc., Class A*	390	204,707

Bio-Techne Corp.	700	192,612

Bruker Corp.	1,800	80,316

Charles River Laboratories

International, Inc.*	920	183,071

Illumina, Inc.*	2,440	932,470

IQVIA Holdings, Inc.*	3,280	519,519

Mettler-Toledo International, Inc.*	420	392,700

PerkinElmer, Inc.	1,970	234,253

PPD, Inc.*	643	18,885

PRA Health Sciences, Inc.*	975	103,896

QIAGEN NV#, *	3,600	178,020

Thermo Fisher Scientific, Inc.	6,620	2,740,349

Waters Corp.*	1,010	215,281

		$6,796,657

PHARMACEUTICALS – 3.9%

Bristol-Myers Squibb Co.	37,826	2,218,873

Catalent, Inc.*	2,500	218,350

Elanco Animal Health, Inc.*	6,800	160,684

Eli Lilly & Co.	14,130	2,123,598

Horizon Therapeutics PLC*	3,200	195,808

Description	Number of Shares	Value

Jazz Pharmaceuticals PLC*	960	$103,920

Johnson & Johnson	43,900	6,398,864

Merck & Co., Inc.	41,966	3,367,352

Mylan NV*	8,188	131,909

Nektar Therapeutics#, *	2,900	64,264

Perrigo Co. PLC	2,158	114,417

Pfizer, Inc.	92,303	3,551,819

Reata Pharmaceuticals, Inc., Class A*	400	59,080

Zoetis, Inc.	7,981	1,210,558

		$19,919,496

TOTAL HEALTH CARE		$73,686,097

INDUSTRIALS – 8.3%

AEROSPACE & DEFENSE – 1.5%

Boeing Co. (The)	9,040	1,428,320

BWX Technologies, Inc.	1,655	90,231

Curtiss-Wright Corp.	715	63,721

General Dynamics Corp.	4,230	620,710

HEICO Corp.	650	62,478

HEICO Corp., Class A	1,652	126,461

Hexcel Corp.	1,600	59,680

Howmet Aerospace, Inc.	6,766	100,001

Huntington Ingalls Industries, Inc.	645	112,043

L3Harris Technologies, Inc.	3,682	619,791

Lockheed Martin Corp.	4,150	1,572,726

Northrop Grumman Corp.	2,570	835,276

Raytheon Technologies Corp.	23,804	1,349,211

Spirit AeroSystems Holdings, Inc., Class A	1,940	37,966

Teledyne Technologies, Inc.*	600	184,020

Textron, Inc.	3,653	127,636

TransDigm Group, Inc.	890	384,106

		$7,774,377

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	2,184	204,684

Expeditors International of Washington, Inc.	2,780	234,938

FedEx Corp.	4,160	700,544

United Parcel Service, Inc., Class B	11,630	1,660,299

XPO Logistics, Inc.*	1,400	105,028

		$2,905,493

AIRLINES – 0.2%

Alaska Air Group, Inc.	1,875	64,575

American Airlines Group, Inc.#	7,543	83,878

Copa Holdings SA, Class A	700	29,008

Delta Air Lines, Inc.	10,590	264,432

JetBlue Airways Corp.*	3,400	35,156

July 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Southwest Airlines Co.	9,930	$306,738

United Airlines Holdings, Inc.*	4,883	153,229

		$937,016

BUILDING PRODUCTS – 0.5%

A.O. Smith Corp.	2,100	101,094

Allegion PLC	1,433	142,526

Armstrong World Industries, Inc.	778	55,425

Carrier Global Corp.	14,750	401,790

Fortune Brands Home & Security, Inc.	2,260	172,890

Johnson Controls International PLC	12,231	470,649

Lennox International, Inc.	600	160,884

Masco Corp.	4,630	264,651

Owens Corning	1,648	99,655

Trane Technologies PLC	4,050	453,073

Trex Co., Inc.*	897	124,979

		$2,447,616

COMMERCIAL SERVICES & SUPPLIES – 0.4%

ADT, Inc.#	410	3,530

Cintas Corp.	1,520	458,842

Clean Harbors, Inc.*	850	50,660

Copart, Inc.*	3,600	335,700

IAA, Inc.*	2,068	89,648

Republic Services, Inc.	3,440	300,140

Rollins, Inc.	2,300	120,520

Stericycle, Inc.*	1,485	89,746

Waste Management, Inc.	7,040	771,584

		$2,220,370

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,225	80,523

Jacobs Engineering Group, Inc.	1,950	166,433

Quanta Services, Inc.	2,088	83,457

Valmont Industries, Inc.	260	31,512

		$361,925

ELECTRICAL EQUIPMENT – 0.5%

Acuity Brands, Inc.	700	69,370

AMETEK, Inc.	3,860	359,945

Eaton Corp. PLC	6,878	640,548

Emerson Electric Co.	10,540	653,585

Generac Holdings, Inc.*	997	157,107

Hubbell, Inc.	890	120,123

nVent Electric PLC	2,916	52,955

Regal Beloit Corp.	600	55,182

Rockwell Automation, Inc.	1,920	418,829

Sensata Technologies Holding PLC*	2,298	87,278

Vertiv Holdings Co.*	2,600	37,700

		$2,652,622

Description	Number of Shares	Value

INDUSTRIAL CONGLOMERATES – 1.0%

3M Co.	9,460	$1,423,446

Carlisle Cos., Inc.	890	105,981

General Electric Co.	144,020	874,201

Honeywell International, Inc.	11,870	1,773,022

Roper Technologies, Inc.	1,800	778,410

		$4,955,060

MACHINERY – 1.6%

AGCO Corp.	995	65,302

Allison Transmission Holdings, Inc.	1,600	59,776

Caterpillar, Inc.	9,100	1,209,208

Colfax Corp.*	2,000	58,160

Crane Co.	1,200	67,884

Cummins, Inc.	2,580	498,611

Deere & Co.	4,690	826,894

Donaldson Co., Inc.	2,510	121,333

Dover Corp.	2,360	242,915

Flowserve Corp.	1,898	52,897

Fortive Corp.	5,140	360,777

Gates Industrial Corp. PLC*	1,200	12,648

Graco, Inc.	2,720	144,813

IDEX Corp.	1,520	250,526

Illinois Tool Works, Inc.	5,300	980,447

Ingersoll Rand, Inc.*	5,644	178,294

ITT, Inc.	2,235	129,027

Lincoln Electric Holdings, Inc.	1,400	126,546

Middleby Corp. (The)*	850	70,601

Nordson Corp.	1,000	193,630

Oshkosh Corp.	990	77,933

Otis Worldwide Corp.	6,925	434,475

PACCAR, Inc.	5,790	492,613

Parker-Hannifin Corp.	2,260	404,359

Pentair PLC	2,564	109,867

Snap-on, Inc.	880	128,366

Stanley Black & Decker, Inc.	2,820	432,362

Timken Co. (The)	1,000	45,660

Toro Co. (The)	1,880	134,138

Trinity Industries, Inc.#	1,200	23,436

Westinghouse Air Brake Technologies Corp.	3,065	190,612

Woodward, Inc.	825	61,825

Xylem, Inc.	3,210	234,266

		$8,420,201

MARINE – 0.0%**

Kirby Corp.*	800	36,992

PROFESSIONAL SERVICES – 0.5%

CoreLogic, Inc.	1,300	88,608

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CoStar Group, Inc.*	700	$594,832

Equifax, Inc.	2,060	334,874

IHS Markit Ltd.	6,687	539,842

ManpowerGroup, Inc.	860	59,159

Nielsen Holdings PLC	5,200	75,036

Robert Half International, Inc.	1,698	86,377

TransUnion	3,200	286,624

Verisk Analytics, Inc.	2,600	490,646

		$2,555,998

ROAD & RAIL – 1.1%

AMERCO	113	35,903

CSX Corp.	12,800	913,152

JB Hunt Transport Services, Inc.	1,380	178,572

Kansas City Southern	1,780	305,893

Knight-Swift Transportation Holdings, Inc.#	1,835	79,804

Landstar System, Inc.	590	71,850

Lyft, Inc., Class A*	3,800	111,074

Norfolk Southern Corp.	4,360	838,036

Old Dominion Freight Line, Inc.	1,600	292,512

Ryder System, Inc.	1,090	39,927

Schneider National, Inc., Class B	923	23,195

Uber Technologies, Inc.*	22,700	686,902

Union Pacific Corp.	11,270	1,953,654

		$5,530,474

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,400	36,708

Fastenal Co.	9,640	453,466

HD Supply Holdings, Inc.*	2,403	84,345

MSC Industrial Direct Co., Inc., Class A	1,090	71,951

United Rentals, Inc.*	1,320	205,088

Univar Solutions, Inc.*	3,200	56,544

Watsco, Inc.	550	129,838

WW Grainger, Inc.	740	252,732

		$1,290,672

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	1,400	41,944

TOTAL INDUSTRIALS		$42,130,760

INFORMATION TECHNOLOGY – 27.3%

COMMUNICATIONS EQUIPMENT – 0.9%

Arista Networks, Inc.*	1,000	259,770

Ciena Corp.*	2,423	144,193

Cisco Systems, Inc.	71,550	3,370,005

EchoStar Corp., Class A*	420	11,466

F5 Networks, Inc.*	1,113	151,257

Juniper Networks, Inc.	5,090	129,184

Motorola Solutions, Inc.	3,030	423,594

Description	Number of Shares	Value

Ubiquiti, Inc.#	100	$18,530

		$4,507,999

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	5,100	539,376

Arrow Electronics, Inc.*	1,285	92,032

CDW Corp.	2,790	324,338

Cognex Corp.	2,700	180,549

Coherent, Inc.*	500	69,415

Corning, Inc.	13,170	408,270

Dolby Laboratories, Inc., Class A	990	68,904

FLIR Systems, Inc.	2,000	83,320

IPG Photonics Corp.*	700	125,307

Jabil, Inc.	2,158	75,228

Keysight Technologies, Inc.*	3,200	319,648

Littelfuse, Inc.	393	69,816

National Instruments Corp.	2,020	71,710

SYNNEX Corp.	693	86,445

Trimble, Inc.*	4,380	194,954

Zebra Technologies Corp., Class A*	900	252,675

		$2,961,987

IT SERVICES – 5.7%

Accenture PLC, Class A	10,850	2,438,863

Akamai Technologies, Inc.*	2,650	297,966

Alliance Data Systems Corp.	690	30,608

Amdocs Ltd.	2,620	162,702

Automatic Data Processing, Inc.	7,230	960,939

Black Knight, Inc.*	2,337	175,088

Booz Allen Hamilton Holding Corp.	2,200	179,872

Broadridge Financial Solutions, Inc.	1,930	259,276

CACI International, Inc., Class A*	453	94,142

Cognizant Technology Solutions Corp.,

Class A	9,310	636,059

DXC Technology Co.	3,626	64,942

EPAM Systems, Inc.*	900	261,072

Euronet Worldwide, Inc.*	765	73,547

Fastly, Inc., Class A*	700	67,543

Fidelity National Information Services, Inc.	10,350	1,514,309

Fiserv, Inc.*	9,810	978,940

FleetCor Technologies, Inc.*	1,400	361,998

Gartner, Inc.*	1,600	199,424

Genpact Ltd.	2,895	115,279

Global Payments, Inc.	5,113	910,216

GoDaddy, Inc., Class A*	2,750	193,270

International Business Machines Corp.	15,060	1,851,476

Jack Henry & Associates, Inc.	1,400	249,620

July 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Leidos Holdings, Inc.	2,200	$209,352

Mastercard, Inc., Class A	14,870	4,587,841

MongoDB, Inc.*	715	163,792

Okta, Inc.*	1,900	419,862

Paychex, Inc.	5,370	386,210

PayPal Holdings, Inc.*	19,865	3,894,931

Sabre Corp.	4,050	30,618

Square, Inc., Class A*	6,200	805,070

Switch, Inc., Class A	800	14,392

Twilio, Inc., Class A*	2,200	610,324

VeriSign, Inc.*	1,750	370,440

Visa, Inc., Class A	28,470	5,420,688

Western Union Co. (The)	6,740	163,647

WEX, Inc.*	715	113,235

		$29,267,553

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.5%

Advanced Micro Devices, Inc.*	19,400	1,502,142

Analog Devices, Inc.	6,452	741,012

Applied Materials, Inc.	15,680	1,008,694

Broadcom, Inc.	6,633	2,101,003

Cree, Inc.*	1,675	115,441

Enphase Energy, Inc.*	1,600	96,576

Entegris, Inc.	2,100	151,011

First Solar, Inc.*	1,300	77,415

Intel Corp.	70,670	3,373,079

KLA Corp.	2,550	509,567

Lam Research Corp.	2,480	935,357

Marvell Technology Group Ltd.	11,453	417,691

Maxim Integrated Products, Inc.	4,420	300,958

Microchip Technology, Inc.	4,339	441,406

Micron Technology, Inc.*	18,400	921,012

MKS Instruments, Inc.	883	112,530

Monolithic Power Systems, Inc.	780	206,708

NVIDIA Corp.	9,880	4,194,949

ON Semiconductor Corp.*	6,378	131,387

Qorvo, Inc.*	1,850	237,078

QUALCOMM, Inc.	18,780	1,983,356

Skyworks Solutions, Inc.	2,800	407,624

SolarEdge Technologies, Inc.*	825	144,457

Teradyne, Inc.	3,150	280,224

Texas Instruments, Inc.	15,500	1,977,025

Universal Display Corp.	700	122,115

Xilinx, Inc.	4,000	429,400

		$22,919,217

SOFTWARE – 9.6%

2U, Inc.*	1,000	47,095

Description	Number of Shares	Value

Adobe, Inc.*	8,060	$3,581,219

Alteryx, Inc., Class A*	900	157,941

Anaplan, Inc.*	2,068	93,908

ANSYS, Inc.*	1,480	459,688

Aspen Technology, Inc.*	1,093	106,305

Atlassian Corp. PLC, Class A*	2,100	370,965

Autodesk, Inc.*	3,630	858,241

Avalara, Inc.*	1,333	179,222

Bill.com Holdings, Inc.*	200	18,622

Cadence Design Systems, Inc.*	4,510	492,718

CDK Global, Inc.	2,376	108,013

Ceridian HCM Holding, Inc.*	1,775	138,965

Citrix Systems, Inc.	1,990	284,092

Coupa Software, Inc.#, *	1,100	337,095

Crowdstrike Holdings, Inc., Class A*	1,869	211,571

Datadog, Inc., Class A*	2,548	239,155

DocuSign, Inc.*	2,900	628,807

Dropbox, Inc., Class A*	3,600	81,900

Dynatrace, Inc.*	2,373	99,263

Elastic NV*	800	76,952

Fair Isaac Corp.*	500	219,595

FireEye, Inc.*	2,400	36,240

Five9, Inc.*	1,143	138,097

Fortinet, Inc.*	2,400	331,920

Globant SA*	700	121,058

Guidewire Software, Inc.*	1,300	152,958

HubSpot, Inc.*	703	164,931

Intuit, Inc.	4,300	1,317,391

LogMeIn, Inc.	757	64,958

Manhattan Associates, Inc.*	973	93,204

Medallia, Inc.*	1,050	32,267

Microsoft Corp.	126,049	25,841,305

New Relic, Inc.#, *	700	49,637

NortonLifeLock, Inc.	9,620	206,349

Nuance Communications, Inc.*	4,355	119,109

Nutanix, Inc., Class A*	2,600	57,694

Oracle Corp.	33,360	1,849,812

PagerDuty, Inc.#, *	750	22,860

Palo Alto Networks, Inc.*	1,690	432,505

Paycom Software, Inc.*	900	255,933

Paylocity Holding Corp.*	525	69,930

Pegasystems, Inc.	620	72,472

Pluralsight, Inc., Class A*	1,150	24,346

Proofpoint, Inc.*	953	110,234

PTC, Inc.*	2,100	179,676

RealPage, Inc.*	1,335	84,118

RingCentral, Inc., Class A*	1,300	377,351

salesforce.com, Inc.*	14,484	2,822,207

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ServiceNow, Inc.*	3,200	$1,405,440

Slack Technologies, Inc., Class A*	6,106	180,432

Smartsheet, Inc., Class A*	1,705	81,397

SolarWinds Corp.#, *	173	3,176

Splunk, Inc.*	2,700	566,514

SS&C Technologies Holdings, Inc.	3,700	212,750

Synopsys, Inc.*	2,600	517,972

Teradata Corp.*	1,320	27,720

Trade Desk, Inc. (The), Class A*	700	315,924

Tyler Technologies, Inc.*	700	250,075

VMware, Inc., Class A#, *	1,510	211,717

Workday, Inc., Class A*	2,850	515,622

Zendesk, Inc.*	1,865	169,995

Zoom Video Communications, Inc., Class A*	2,838	720,597

Zscaler, Inc.*	1,100	142,835

		$49,142,060

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.0%

Apple, Inc.	68,960	29,310,758

Dell Technologies, Inc., Class C*	2,469	147,720

Hewlett Packard Enterprise Co.	25,290	249,612

HP, Inc.	23,590	414,712

NCR Corp.*	1,470	27,092

NetApp, Inc.	3,553	157,398

Pure Storage, Inc., Class A*	3,395	60,635

Western Digital Corp.	4,883	210,457

		$30,578,384

TOTAL INFORMATION TECHNOLOGY		$139,377,200

MATERIALS—2.7%

CHEMICALS—1.8%

Air Products & Chemicals, Inc.	3,700	1,060,531

Albemarle Corp.	1,700	140,182

Ashland Global Holdings, Inc.	1,000	75,480

Axalta Coating Systems Ltd.*	3,310	73,482

Cabot Corp.	700	25,536

Celanese Corp.	2,400	233,280

CF Industries Holdings, Inc.	4,000	125,320

Chemours Co. (The)	3,300	61,149

Corteva, Inc.	12,512	357,343

Dow, Inc.	12,579	516,494

DuPont de Nemours, Inc.	12,612	674,490

Eastman Chemical Co.	2,200	164,186

Ecolab, Inc.	4,300	804,444

Element Solutions, Inc.*	3,700	40,182

FMC Corp.	2,100	222,705

Huntsman Corp.	2,800	51,800

International Flavors & Fragrances, Inc.	1,800	226,710

Description	Number of Shares	Value

Linde PLC	8,800	$2,156,968

LyondellBasell Industries NV, Class A	4,300	268,836

Mosaic Co. (The)	5,565	74,961

NewMarket Corp.	100	37,481

Olin Corp.#	3,200	35,968

PPG Industries, Inc.	4,000	430,600

RPM International, Inc.	2,100	171,339

Scotts Miracle-Gro Co. (The)	645	102,278

Sherwin-Williams Co. (The)	1,400	907,088

Valvoline, Inc.	2,600	53,352

W.R. Grace & Co.	800	36,904

Westlake Chemical Corp.	400	21,800

		$9,150,889

CONSTRUCTION MATERIALS—0.1%

Eagle Materials, Inc.	1,000	80,230

Martin Marietta Materials, Inc.	1,100	227,898

Vulcan Materials Co.	2,200	258,324

		$566,452

CONTAINERS & PACKAGING—0.4%

Amcor PLC	26,651	274,505

AptarGroup, Inc.	1,065	122,688

Ardagh Group SA	2,100	28,581

Avery Dennison Corp.	1,400	158,676

Ball Corp.	5,400	397,602

Berry Global Group, Inc.*	1,993	99,630

Crown Holdings, Inc.*	2,068	148,027

Graphic Packaging Holding Co.	3,955	55,133

International Paper Co.	6,400	222,656

Packaging Corp. of America	1,500	144,180

Sealed Air Corp.	3,100	110,608

Silgan Holdings, Inc.	1,005	38,441

Sonoco Products Co.	1,580	81,749

Westrock Co.	4,000	107,440

		$1,989,916

METALS & MINING—0.4%

Freeport-McMoRan, Inc.	24,900	321,708

Newmont Corp.	13,200	913,440

Nucor Corp.	4,900	205,555

Reliance Steel & Aluminum Co.	1,000	98,260

Royal Gold, Inc.	1,058	148,046

Southern Copper Corp.	1,150	50,266

Steel Dynamics, Inc.	3,000	82,230

		$1,819,505

TOTAL MATERIALS		$13,526,762

July 31, 2020 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

REAL ESTATE—3.3%

REAL ESTATE INVESTMENT TRUSTS—3.2%

Alexandria Real Estate Equities, Inc.	2,315	$411,028

American Campus Communities, Inc.	2,800	99,792

American Homes 4 Rent, Class A	3,990	115,710

American Tower Corp.	7,460	1,949,969

Americold Realty Trust	3,140	126,699

Apartment Investment and Management Co., Class A	2,871	111,452

Apple Hospitality REIT, Inc.	6,300	55,566

AvalonBay Communities, Inc.	2,422	370,857

Boston Properties, Inc.	2,550	227,180

Brandywine Realty Trust	5,000	54,150

Brixmor Property Group, Inc.	4,400	50,644

Brookfield Property REIT, Inc., Class A#	6,100	70,821

Camden Property Trust	1,470	133,491

CoreSite Realty Corp.	700	90,335

Corporate Office Properties Trust	1,900	50,312

Cousins Properties, Inc.	2,233	68,598

Crown Castle International Corp.	6,940	1,156,898

CubeSmart	2,933	87,022

CyrusOne, Inc.	1,848	154,160

Digital Realty Trust, Inc.	4,510	724,035

Douglas Emmett, Inc.	4,110	119,765

Duke Realty Corp.	6,810	273,694

Equinix, Inc.	1,481	1,163,296

Equity Commonwealth	1,692	53,416

Equity LifeStyle Properties, Inc.	3,600	245,952

Equity Residential	6,050	324,462

Essex Property Trust, Inc.	1,073	236,854

Extra Space Storage, Inc.	2,200	227,348

Federal Realty Investment Trust	1,148	87,592

Gaming and Leisure Properties, Inc.	3,333	120,688

Healthcare Trust of America, Inc., Class A	3,580	98,844

Healthpeak Properties, Inc.	8,730	238,242

Highwoods Properties, Inc.	1,490	57,127

Host Hotels & Resorts, Inc.	10,830	116,747

Hudson Pacific Properties, Inc.	2,053	48,389

Invitation Homes, Inc.	8,900	265,398

Iron Mountain, Inc.#	4,556	128,434

JBG SMITH Properties	1,721	49,926

Kilroy Realty Corp.	2,425	141,305

Kimco Realty Corp.	9,980	111,277

Lamar Advertising Co., Class A	1,900	124,887

Life Storage, Inc.	1,000	98,130

Medical Properties Trust, Inc.	8,300	167,079

Mid-America Apartment Communities, Inc.	2,171	258,761

National Retail Properties, Inc.	2,615	92,702

Description	Number of Shares	Value

Omega Healthcare Investors, Inc.	3,800	$123,044

Outfront Media, Inc.	2,300	33,143

Park Hotels & Resorts, Inc.	5,100	42,177

Prologis, Inc.	12,417	1,309,000

Public Storage	2,560	511,693

Rayonier, Inc.	3,715	103,203

Realty Income Corp.	6,210	372,911

Regency Centers Corp.	2,633	108,032

SBA Communications Corp.	1,850	576,349

Simon Property Group, Inc.	4,993	311,314

SL Green Realty Corp.	1,990	92,535

Spirit Realty Capital, Inc.	1,800	62,028

STORE Capital Corp.	3,305	78,295

Sun Communities, Inc.	1,600	239,888

Taubman Centers, Inc.	700	27,104

UDR, Inc.	5,180	187,516

Ventas, Inc.	6,086	233,459

VEREIT, Inc.	16,533	107,630

VICI Properties, Inc.	7,388	160,393

Vornado Realty Trust	2,726	94,102

Weingarten Realty Investors	1,510	25,761

Welltower, Inc.	6,970	373,313

Weyerhaeuser Co.	12,242	340,450

WP Carey, Inc.	2,800	199,836

		$16,672,210

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%

CBRE Group, Inc., Class A*	5,510	241,393

Howard Hughes Corp. (The)*	658	34,999

Jones Lang LaSalle, Inc.	828	81,897

		$358,289

TOTAL REAL ESTATE		$17,030,499

UTILITIES—2.9%

ELECTRIC UTILITIES—1.7%

Alliant Energy Corp.	4,000	215,400

American Electric Power Co., Inc.	8,100	703,728

Avangrid, Inc.	700	34,853

Duke Energy Corp.	12,000	1,016,880

Edison International	5,900	328,453

Entergy Corp.	3,400	357,442

Evergy, Inc.	4,200	272,286

Eversource Energy	5,600	504,392

Exelon Corp.	15,800	610,038

FirstEnergy Corp.	8,900	258,100

Hawaiian Electric Industries, Inc.	1,500	54,390

IDACORP, Inc.	900	83,925

NextEra Energy, Inc.	8,100	2,273,670

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

OGE Energy Corp.	3,363	$110,643

PG&E Corp.*	14,500	135,575

Pinnacle West Capital Corp.	1,800	149,544

PPL Corp.	12,700	338,074

Southern Co. (The)	17,300	944,753

Xcel Energy, Inc.	8,600	593,744

		$8,985,890

GAS UTILITIES – 0.1%

Atmos Energy Corp.	2,000	211,980

National Fuel Gas Co.	1,400	56,798

UGI Corp.	3,100	103,354

		$372,132

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	12,200	185,806

NRG Energy, Inc.	4,100	138,621

Vistra Corp.	7,600	141,816

		$466,243

MULTI-UTILITIES – 0.9%

Ameren Corp.	4,000	320,960

CenterPoint Energy, Inc.	10,800	205,308

CMS Energy Corp.	4,600	295,228

Consolidated Edison, Inc.	5,400	414,882

Dominion Energy, Inc.	13,743	1,113,595

DTE Energy Co.	3,200	370,016

MDU Resources Group, Inc.	2,800	58,744

NiSource, Inc.	6,000	146,700

Public Service Enterprise Group, Inc.	8,200	458,708

Sempra Energy	4,800	597,408

WEC Energy Group, Inc.	5,200	495,352

		$4,476,901

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	3,000	441,810

Essential Utilities, Inc.	3,600	163,260

		$605,070

TOTAL UTILITIES		$14,906,236

TOTAL COMMON STOCKS (COST $203,183,023)		$509,272,480

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	900	163,683

iShares Russell 1000 Growth ETF	400	82,752

iShares Russell 1000 Value ETF	700	81,991

TOTAL EQUITY FUNDS		$328,426

TOTAL INVESTMENT COMPANIES (COST $311,124)		$328,426

Description	Number of Shares	Value

RIGHTS – 0.0%**

Bristol-Myers Squibb Co.*	13,166	$47,398

Bristol-Myers Squibb Co.	89	33

T-Mobile US, Inc.*	6,569	795

TOTAL RIGHTS (COST $32,713)		$48,226

WARRANTS – 0.0%**

American International Group, Inc. CW21, Expire 1/19/21*	2,055	2,137

Occidental Petroleum Corp. CW27, Expire 8/03/27*	1,645	9,212

TOTAL WARRANTS (COST $34,935)		$11,349

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $203,561,795)		$509,660,481

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $519,585 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $529,973.	$519,581	$519,581

Bank of Montreal, 0.09%, dated 7/31/20, due 8/03/20, repurchase price $206,845 collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 8/20/49 to 5/01/50; total market value of $210,980.	206,843	206,843

BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $519,585 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $529,973.	519,581	519,581

HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $519,584 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $529,973.	519,581	519,581

RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $519,585 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $529,973.	519,581	519,581

July 31, 2020 (unaudited)

14	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Description	Par Value	Value

TD Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $519,585 collateralized by U.S. Government Agency Securities, 3.00% to 3.50%, maturing 11/01/49 to 6/01/50; total market value of $529,973.	$519,581	$519,581

TOTAL REPURCHASE AGREEMENTS (COST $2,804,748)		$2,804,748

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,804,748)		$2,804,748

TOTAL INVESTMENTS – 100.4% (COST $206,366,543)		$512,465,229

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,804,748)

OTHER ASSETS LESS LIABILITIES – 0.1%		692,280

TOTAL NET ASSETS – 100.0%		$510,352,761

#	Security, or a portion thereof, is on loan.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report.

July 31, 2020 (unaudited)